Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Sep. 30, 2018	$ 10,000	$ 407,438	$ 0	$ 68,169,157	$ (54,622,513)	$ 13,964,082
Balance, shares at Sep. 30, 2018	1,000,000	40,743,917
Common stock issued for services		$ 200		39,800		40,000
Common stock issued for services, shares		20,000
Stock option expense issued to directors & employees				45,942		45,942
Correction of shares outstanding		$ 193		(193)
Correction of shares outstanding, shares		19,247
Common stock issued to an employee		$ 94		11,122		11,216
Common stock issued to an employee, shares		9,346
Refund of oversubscription				(40,000)		(40,000)
Net loss					(6,834,023)	(6,834,023)
Balance at Sep. 30, 2019	$ 10,000	$ 407,925	0	68,225,825	(61,456,533)	7,187,217
Balance, shares at Sep. 30, 2019	1,000,000	40,792,510
Stock option expense issued to directors & employees				51,574		51,574
Net loss					(2,108,089)	(2,108,089)
Balance at Dec. 31, 2019	$ 10,000	$ 407,925		68,277,399	(63,564,622)	5,130,702
Balance, shares at Dec. 31, 2019	1,000,000	40,792,510
Balance at Sep. 30, 2019	$ 10,000	$ 407,925	0	68,225,825	(61,456,533)	7,187,217
Balance, shares at Sep. 30, 2019	1,000,000	40,792,510
Stock option expense issued to directors & employees				194,896		194,896
Purchase of treasury stock			(550,000)			(550,000)
Net loss					(6,970,072)	(6,970,072)
Balance at Sep. 30, 2020	$ 10,000	$ 407,925	(550,000)	68,420,721	(68,426,608)	(137,962)
Balance, shares at Sep. 30, 2020	1,000,000	40,792,510
Stock option expense issued to directors & employees				41,025		41,025
Preferred and treasury shares acquired	$ (10,000)		(40,000)			(50,000)
Preferred and treasury shares acquired, shares	(1,000,000)
Net loss					(799,735)	(799,735)
Balance at Dec. 31, 2020		$ 407,925	$ (590,000)	$ 68,461,746	$ (69,226,343)	$ (946,672)
Balance, shares at Dec. 31, 2020		40,792,510